Contingencies, commitments and restrictions on the distribution of profits (Detail Textuals 1) $ in Millions, $ in Millions			1 Months Ended	12 Months Ended
	Jun. 11, 2018 USD ($)	Jun. 11, 2018 ARS ($)	Feb. 28, 1998 Airport	Dec. 31, 2018 USD ($) Airport		Dec. 31, 2018 ARS ($) Airport		Dec. 31, 2001	Dec. 31, 2017 ARS ($)
Schedule Of Commitment [Line Items]
Number of airports | Airport				52		52
ARGENTINA | AA2000
Schedule Of Commitment [Line Items]
Number of airports | Airport			33	35	[1]	35	[1]
Initial term of concession agreement			30 years					20 years
Initial term of concession agreement extended								26 years
Concesssion agreement extension period			10 years	10 years		10 years
Percentage of entity's revenue				15.00%		15.00%
Percentage of previously deducted funds for deposit				30.00%		30.00%
Investment commitments | $									$ 2,158.0
Investments made under investment plan | $						$ 2,205.8
Percentage of investment planned as value of guarantee				50.00%		50.00%
Surety bond, value				$ 38.9		$ 1,465.0
Amount of concession contract fulfilment to whom guarantee sets up	$ 14.0	$ 528.9				$ 410.5
ARGENTINA | AA2000 | Fund to trust for development of argentine national airport system
Schedule Of Commitment [Line Items]
Percentage of previously deducted funds for deposit				11.25%		11.25%
ARGENTINA | AA2000 | Fund to study control and regulate argentine concession
Schedule Of Commitment [Line Items]
Percentage of previously deducted funds for deposit				1.25%		1.25%
ARGENTINA | AA2000 | Fund to trust for investment commitments for group a airports
Schedule Of Commitment [Line Items]
Percentage of previously deducted funds for deposit				2.50%		2.50%

[1]	Includes Termas de Rio Hondo Airport, which is operated by AA2000 but is pending government approval to be included in the AA2000 concession.